SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended	5 Months Ended
	Jan. 21, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Abstract]
Aggregate purchase price			$ 25,000
Maximum number of calendar days company agreed to file		30 days
Class A Common Stock [Member]
Subsequent Event [Abstract]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Class B Common Stock [Member]
Subsequent Event [Abstract]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Abstract]
Maximum number of calendar days company agreed to file	30 days
PIPE Investors [Member] | Class A Common Stock [Member]
Subsequent Event [Abstract]
Number of shares purchased (in shares)	40,000,000
Purchase price (in dollars per share)	$ 10.00
Aggregate purchase price	$ 400,000,000
PIPE Investors [Member] | Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Event [Abstract]
Number of shares purchased (in shares)	40,000,000
Purchase price (in dollars per share)	$ 10.00
Aggregate purchase price	$ 400,000,000
EVgo Parties [Member]
Subsequent Event [Abstract]
Equity value	$ 1,958,000,000
EVgo Parties [Member] | Class B Common Stock [Member]
Subsequent Event [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001
EVgo Parties [Member] | Subsequent Event [Member]
Subsequent Event [Abstract]
Equity value	$ 1,958,000,000
EVgo Parties [Member] | Subsequent Event [Member] | Class B Common Stock [Member]
Subsequent Event [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001
Share price (in dollars per share)	$ 10.00